Equity - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses	$ 1,207	$ 1,385	$ 1,781
Cost of revenue [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses	7	9	52
Research and development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses	281	348	416
Sales and marketing [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses	213	204	279
General and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses	$ 706	$ 824	$ 1,034